Subsequent Events January 11, 2013 Stock Option Grant (Details) (CAD)	0 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended
	Jan. 29, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 29, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.3333333333333333					0.3333333333333333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		91,667	0	0	123,250		91,667
Exercise Price January 11, 2013 Stock Option Grant							6.45
Expiration Date January 11, 2013 Grant							Jan. 11, 2023